Restricted net assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted net assets
Annual appropriations as a percentage of net after-tax income to be set aside prior to payment of any dividends	10.00%
Restricted net assets	5,471,880
Restricted portion of net assets as a percentage of total consolidated net assets	118.40%